Fair Value Measurements - Summary of Assets Measured at Fair Value on a Non-Recurring Basis (Detail) ¥ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2020 USD ($)
Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investment impairment	¥ (2,460)	$ (348)	¥ (9,989)
Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments fair value	10,120		22,778	$ 1,432
Long-term investments fair value adjustment	1,302	184	(230)
Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible asset fair value	62		76	$ 9
Intangible asset impairment			(406)
Intangible Assets | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible asset impairment	(335)	$ (47)
Fair Value, Inputs, Level 1 | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments fair value	0		14,105
Fair Value, Inputs, Level 1 | Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible asset fair value	0
Fair Value, Inputs, Level 2 | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments fair value	0		358
Fair Value, Inputs, Level 2 | Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible asset fair value	0
Fair Value, Inputs, Level 3 | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments fair value	10,120		8,315
Fair Value, Inputs, Level 3 | Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible asset fair value	¥ 62		¥ 76